Allowance for Loan Losses (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 90,203,413	$ 85,781,293
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	85,035,503	82,733,094
Special mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	2,207,565	1,344,320
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	867,118	117,826
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	1,948,240	1,586,053
Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	144,987
Business Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	56,620,893	63,847,080
Business Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	52,714,898	61,138,762
Business Loans [Member] | Special mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	1,894,572	1,344,320
Business Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	130,886	79,257
Business Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	1,735,550	1,284,741
Business Loans [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	144,987
Personal Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	33,582,520	21,934,213
Personal Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	32,320,605	21,594,332
Personal Loans [Member] | Special mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	312,993
Personal Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	736,232	38,569
Personal Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	212,690	301,312
Personal Loans [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans